Property, plant and equipment - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	[1]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	$ 0
Right of use assets	883,234	$ 965,019
SSA | Assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	66,300
IHS Brasil Cesso de Infraestruturas S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Indirect taxes benefit	$ 400

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.